EQUITY, Components of Other Comprehensive Income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt instruments at fair value through other comprehensive income [Abstract]
Net unrealized gain (loss)	S/ 1,241,632	S/ (1,629,016)	S/ (2,411,900)
Transfer to results of net realized loss	7,789	49,754	3,848
Transfer of recovery of credit loss to profit or loss	8,716	63,203	8,121
Sub total	1,258,137	(1,516,059)	(2,399,931)
Non-controlling interest	18,317	(15,535)	(39,890)
Income tax	58,489	(82,459)	(52,086)
Other comprehensive income, net realized and unrealized (loss)	1,334,943	(1,614,053)	(2,491,907)
Cash flow hedge reserves [Abstract]
Net gain on cash flow hedges	18,359	29,109	97,251
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	(30,550)	(28,048)	(56,422)
Sub total	(12,191)	1,061	40,829
Non-controlling interest	(148)	27	923
Income tax	(5,104)	158	16,834
Other comprehensive income, cash flow hedge	(17,443)	1,246	58,586
Other reserves [Abstract]
Insurances reserves	(754,192)	1,133,536	733,932
Non-controlling interest	(8,619)	10,604	8,513
Income tax	0	0	26,846
Other reserves	(762,811)	1,144,140	769,291
Foreign exchange translation [Abstract]
Exchange gains or losses	73,498	(301,969)	160,810
Net movement in hedges of net investments in foreign businesses	18,950	39,587	(57,319)
Sub total	92,448	(262,382)	103,491
Non-controlling interest	(34)	(114)	358
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	92,414	(262,496)	103,849
Equity instruments at fair value through other comprehensive income [Abstract]
Net unrealized loss	(12,247)	(36,477)	(108,317)
Non-controlling interest	127	23	33
Income tax	3,791	(2,109)	(5,402)
Net loss on equity instruments designated at fair value through other comprehensive income	(8,329)	(38,563)	(113,686)
Attributable to [Abstract]
Credicorp's equity holders	571,955	(680,321)	(1,629,996)
Non-controlling interest	9,643	(4,995)	(30,063)
Total other comprehensive income	S/ 581,598	S/ (685,316)	S/ (1,660,059)